Earnings per share	12 Months Ended
Dec. 31, 2017
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Earnings per share

8. Earnings per share

Basic

Basic earnings per share is calculated by dividing the profit attributable to equity shareholders of the company by the weighted average number of ordinary shares in issue during the year, excluding ordinary shares purchased by the company and held as treasury shares.

Diluted

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares to take account of all dilutive potential ordinary shares and adjusting the profit attributable, if applicable, to account for any tax consequences that might arise from conversion of those shares.

All figures in £ millions	Notes	2017	2016	2015
Earnings/(loss) for the year from continuing operations		408	(2,335)	(352)
Non-controlling interest		(2)	(2)	—

Earnings/(loss) from continuing operations		406	(2,337)	(352)
Profit for the year from discontinued operations	2	—	—	1,175

Earnings/(loss) attributable to equity holders of the company		406	(2,337)	823

Weighted average number of shares (millions)		813.4	814.8	813.3
Effect of dilutive share options (millions)		0.3	—	—
Weighted average number of shares (millions) for diluted earnings		813.7	814.8	813.3

Earnings/(loss) per share from continuing and discontinued operations
Basic		49.9p	(286.8)p	101.2p
Diluted		49.9p	(286.8)p	101.2p

Earnings/(loss) per share from continuing operations
Basic		49.9p	(286.8)p	(43.3)p
Diluted		49.9p	(286.8)p	(43.3)p

Earnings per share from discontinued operations
Basic		—	—	144.5p
Diluted		—	—	144.5p